Other Assets and Receivable - Summary of information about right of use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	€ 211	€ 255
Additions	23	23
Disposal	(14)	(2)
Modification of lease contracts	17	1
Depreciation through income statement	(49)	(52)
Net exchange differences	10	(13)
At December 31	199	211
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	306
At December 31	339	306
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(95)
At December 31	(140)	(95)
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	193	227
Additions	12	17
Disposal	(14)	(2)
Modification of lease contracts	17	1
Depreciation through income statement	(36)	(38)
Net exchange differences	10	(12)
At December 31	182	193
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	262
At December 31	287	262
Real estate held for own use [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(69)
At December 31	(105)	(69)
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	15	25
Additions	9	3
Disposal	0
Depreciation through income statement	(11)	(12)
Net exchange differences	1	(2)
At December 31	14	15
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	37
At December 31	43	37
Equipment 1 [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(22)
At December 31	(29)	(22)
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	3	3
Additions	2	2
Disposal	0
Depreciation through income statement	(2)	(2)
Net exchange differences	(1)
At December 31	3	3
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	7
At December 31	8	7
Other Assets [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(4)
At December 31	€ (6)	€ (4)